Description of Plan - Employer Contributions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Non-represented management employees
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
PGL Local 18007
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
Local 2006
Description of Plan
Participant Contribution, Automatic, Deferral Rate	7.00%
Local 2150 Seasonal
Description of Plan
Participant Contribution, Automatic, Deferral Rate	7.00%
Local 2150 Temporary
Description of Plan
Participant Contribution, Automatic, Deferral Rate	3.00%
Gross Pay | WPSC Local 420
Description of Plan
Participant Contribution, Automatic, Deferral Rate	2.00%
Base Pay | WPSC Local 420
Description of Plan
Participant Contribution, Automatic, Deferral Rate	2.70%
Hired prior to December 19, 2009 | WPSC Local 420
Description of Plan
Employer contribution, matching percentage	0.00%
Hired on or after December 19, 2009 | WPSC Local 420
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%